Item 1: Schedule of Investments

Putnam Floating Rate Income Fund

The fund's portfolio
November 30, 2005 (Unaudited)

SENIOR LOANS (89.9%)(a)(c)
	Principal amount	Value

Advertising and Marketing Services (1.4%)
Adams Outdoor Advertising, LP bank term loan FRN 6.2s, 2012	$1,872,210	$1,895,612
Affinion Group, Inc. bank term loan FRN Ser. B, 7.095s, 2013	2,197,674	2,156,468
DoubleClick, Inc. bank term loan FRN 8.34s, 2012	450,000	452,250
		4,504,330

Automotive (1.3%)
Affinia Group, Inc. bank term loan FRN Ser. B, 6.4s, 2011	462,488	456,938
Hayes Lemmerz International, Inc. bank term loan FRN 7.438s, 2009	388,212	383,567
Tenneco Automotive, Inc. bank term loan FRN Ser. B, 6.63s, 2012	872,143	884,789
Tenneco Automotive, Inc. bank term loan FRN Ser. B1, 6.339s, 2012	383,117	388,672
TRW Automotive, Inc. bank term loan FRN Ser. B2, 5.565s, 2010	324,000	324,000
TRW Automotive, Inc. bank term loan FRN Ser. E, 6s, 2010	1,992,500	1,994,991
		4,432,957

Basic Materials (8.9%)
Basell NV bank term loan FRN Ser. B, 6.581s, 2013 (Netherlands)	650,000	659,750
Basell NV bank term loan FRN Ser. C, 7.243s, 2014 (Netherlands)	650,000	659,750
Celanese Corp. bank term loan FRN Ser. B, 6.313s, 2011	2,538,240	2,555,999
Cognis Holding GMBH & Co. bank term loan FRN Ser. C, 6.871s, 2013 (Germany)	1,000,000	1,012,850
Compass Minerals Group, Inc. bank term loan FRN Ser. B, 6.47s, 2009	124,987	124,987
Contech Construction Products bank term loan FRN Ser. B, 6.202s, 2010	984,951	998,494
Graphic Packaging Corp. bank term loan FRN Ser. C, 6.582s, 2010	686,549	694,272
Hercules, Inc. bank term loan FRN Ser. B, 5.856s, 2010	1,685,919	1,703,200
Huntsman International Corp. bank term loan FRN Ser. B, 5.89s, 2012	2,248,931	2,256,662
IAP Worldwide Services, Inc. bank term loan FRN Ser. B, 7 1/8s, 2011	1,747,500	1,762,791
Innophos, Inc. bank term loan FRN 6.315s, 2010	1,969,803	1,987,860
Koch Cellulose, LLC bank term loan FRN 5.59s, 2011	288,582	289,544
Koch Cellulose, LLC bank term loan FRN Ser. B, 5.77s, 2011	1,026,599	1,030,020
Mosaic Co. (The) bank term loan FRN Ser. B, 5.537s, 2012	2,570,748	2,594,849
Nalco Co. bank term loan FRN Ser. B, 5.813s, 2010	2,369,214	2,399,488
Novelis, Inc. bank term loan FRN 6.011s, 2012	875,085	883,289
Novelis, Inc. bank term loan FRN Ser. B, 6.011s, 2012	1,519,884	1,534,133
PQ Corp. bank term loan FRN Ser. B, 6.063s, 2012	1,691,500	1,701,015
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 6.466s, 2012	1,992,500	2,016,338
Smurfit-Stone Container Corp. bank term loan FRN 3.764s, 2010	139,767	141,164
Smurfit-Stone Container Corp. bank term loan FRN Ser. B, 6.201s, 2011	1,261,062	1,273,673
Smurfit-Stone Container Corp. bank term loan FRN Ser. C, 5.957s, 2011	388,019	391,899
St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.49s, 2009	988,681	1,001,039
		29,673,066

Beverage (0.7%)
Constellation Brands, Inc. bank term loan FRN Ser. B, 5.659s, 2011	2,224,245	2,233,420

Broadcasting (2.3%)
DirecTV Holdings, LLC bank term loan FRN Ser. B, 5.513s, 2013	2,316,667	2,336,456
Gray Television, Inc. bank term loan FRN Ser. B, 5.565s, 2012	800,000	802,500
Spanish Broadcasting Systems, Inc. bank term loan FRN 6.03s, 2012	1,692,497	1,715,769
Susquehanna Media Corp. bank term loan FRN Ser. B, 6.114s, 2012	995,000	995,000
Young Broadcasting, Inc. bank term loan FRN Ser. B, 6.422s, 2012	1,845,375	1,856,909
		7,706,634

Building Materials (2.5%)
Custom Building Products bank term loan FRN Ser. B, 6.269s, 2011	807,730	813,283
Goodman Global Holdings bank term loan FRN Ser. B, 6 3/8s, 2011	992,500	1,005,733
Masonite International Corp. bank term loan FRN 6.203s, 2013 (Canada)	1,119,545	1,110,565
Masonite International Corp. bank term loan FRN Ser. B, 6.203s, 2013 (Canada)	1,121,452	1,112,457
NCI Building Systems, Inc. bank term loan FRN Ser. B, 5.85s, 2010	1,959,909	1,967,259
Nortek Holdings, Inc. bank term loan FRN Ser. B, 5.915s, 2011	2,331,083	2,350,898
		8,360,195

Cable Television (1.5%)

Charter Communications PLC bank term loan FRN Ser. B, 7 1/2s, 2011 (United Kingdom)	740,960	741,944
Insight Midwest, LP/Insight Capital, Inc. bank term loan FRN 6.063s, 2009	1,232,336	1,247,432
Mediacom Communications Corp. bank term loan FRN Ser. B, 6.379s, 2012	1,492,500	1,510,691
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 9s, 2010	750,000	736,205
Sun Media Corp. bank term loan FRN Ser. B, 6.243s, 2009 (Canada)	739,302	744,538
		4,980,810

Capital Goods (8.9%)
AGCO Corp. bank term loan FRN 5.77s, 2008	1,775,800	1,791,338
Allied Waste Industries, Inc. bank term loan FRN Ser. A, 3.864s, 2012	676,331	679,243
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 6.177s, 2012	1,823,079	1,830,745
Amsted Industries, Inc. bank term loan FRN 6.645s, 2010	718,322	727,002
Avio Holding SpA bank term loan FRN Ser. B, 6.29s, 2011 (Italy)	477,811	478,229
Avio Holding SpA bank term loan FRN Ser. C, 6.79s, 2012 (Italy)	477,811	479,006
Berry Plastics Corp. bank term loan FRN Ser. B, 6.105s, 2011	1,097,250	1,109,137
Communications & Power, Inc. bank term loan FRN 6.37s, 2010	1,652,860	1,672,832
Enersys Capital, Inc. bank term loan FRN 6.052s, 2011	1,240,578	1,249,882
Flowserve Corp. bank term loan FRN 5.813s, 2012	2,000,000	2,024,376
Graham Packaging Co., Inc. bank term loan FRN Ser. B, 6.555s, 2011	1,543,366	1,562,658
Hexcel Corp. bank term loan FRN Ser. B, 5 7/8s, 2012	2,115,556	2,132,304
Invensys PLC bank term loan FRN Ser. B-1, 7.791s, 2009 (United Kingdom)	565,006	571,362
K&F Industries bank term loan FRN Ser. B, 6.45s, 2012	1,591,250	1,606,666
Mueller Group, Inc. bank term loan FRN Ser. B, 6.401s, 2012	1,900,000	1,913,300
Owens-Illinois, Inc. bank term loan FRN Ser. B, 5.92s, 2008	1,033,810	1,039,625
Owens-Illinois, Inc. bank term loan FRN Ser. C1, 5.87s, 2008	1,366,405	1,372,383
Polypore, Inc. bank term loan FRN 6.34s, 2011	1,154,857	1,152,836
Rexnord Corp. bank term loan FRN Ser. B, 6.151s, 2009	1,413,118	1,427,838
Roper Industries, Inc. bank term loan FRN 4.85s, 2009	1,425,939	1,426,534
Solo Cup Co. bank term loan FRN 6.439s, 2011	1,022,473	1,027,586
Terex Corp. bank term loan FRN 6.415s, 2009	684,837	692,114
Terex Corp. bank term loan FRN Ser. C, 6.915s, 2009	600,000	606,750
Transdigm, Inc. bank term loan FRN Ser. C, 6.58s, 2010	984,519	996,006
		29,569,752

Commercial and Consumer Services (2.5%)

Alliance Laundry Systems Corp. bank term loan FRN Ser. B, 6.34s, 2012	935,000	947,272
Ashtead Group PLC bank term loan FRN Ser. B, 6 1/8s, 2009 (United Kingdom)	2,277,000	2,292,181
Buhrmann US, Inc. bank term loan FRN Ser. C-1, 6.485s, 2010	987,500	1,000,256
Coinmach Service Corp. bank term loan FRN Ser. B, 7.146s, 2009	758,759	768,243
Corrections Corporation of America bank term loan FRN Ser. E, 5.837s, 2008	1,506,004	1,524,829
IESI Corp. bank term loan FRN Ser. B, 6.2s, 2011	1,000,000	1,011,875
Reddy Ice Holdings, Inc. bank term loan FRN Ser. B, 5.865s, 2012	500,000	503,750
U.S. Investigations Services bank term loan FRN 6.57s, 2012	300,000	303,750
		8,352,156

Communication Services (6.9%)
Centennial Cellular Operating Co., LLC bank term loan FRN Ser. B, 6.336s, 2011	1,682,888	1,688,674
Cincinnati Bell, Inc. bank term loan FRN Ser. B, 5.475s, 2012	2,000,000	2,010,000
Consolidated Communications Holdings bank term loan FRN Ser. D, 6.417s, 2011	1,741,743	1,752,629
Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.813s, 2012	1,750,000	1,753,938
Hawaiian Telecom Communications bank term loan FRN Ser. B, 6.28s, 2012	1,000,000	1,009,000
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 5.813s, 2011 (Bermuda)	1,740,616	1,753,670
Iowa Telecommunications Service bank term loan FRN Ser. B, 5.71s, 2011	1,500,000	1,512,188
Madison River Capital, LLC bank term loan FRN Ser. B, 6.59s, 2012	2,000,000	2,025,000
Nextel Partners, Inc. bank term loan FRN Ser. D, 5.37s, 2012	1,557,000	1,561,216
PanAmSat Corp. bank term loan FRN Ser. B1, 5.857s, 2010	1,738,134	1,757,222
Qwest Communications International, Inc. bank term loan FRN Ser. A, 9.02s, 2007	200,000	204,861
Stratos Global Corp. bank term loan FRN Ser. B, 6.27s, 2010 (Canada)	1,000,000	997,500
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.78s, 2012	1,306,373	1,319,436
Time Warner Telecom bank term loan FRN Ser. B, 6.565s, 2010 (U)	2,000,000	2,030,834
Valor Telecommunications Enterprises, LLC/Finance Corp. bank term
loan FRN Ser. B, 5.797s, 2012	1,756,667	1,773,685
		23,149,853

Consumer (0.6%)
Jostens IH Corp. bank term loan FRN Ser. C, 5.943s, 2010	1,936,469	1,961,885

Consumer Cyclicals (0.1%)
PRIMEDIA, Inc. bank term loan FRN Ser. B, 6.34s, 2013	500,000	492,875

Consumer Goods (1.4%)
Burt's Bees, Inc. bank term loan FRN Ser. B, 6.798s, 2011	744,380	749,032
Culligan Finance Corp. BV bank term loan FRN Ser. B, 6.64s, 2011
(Netherlands)	247,500	250,362
Prestige Brands, Inc. bank term loan FRN Ser. B, 6.316s, 2011	1,492,355	1,504,791
Prestige Brands, Inc. bank term loan FRN Ser. B-1, 5.181s, 2011	231,592	233,521
Spectrum Brands, Inc. bank term loan FRN Ser. B, 6.15s, 2013	1,791,249	1,797,967
		4,535,673

Consumer Services (1.2%)
Brand Services, Inc. bank term loan FRN 7.166s, 2009	1,498,126	1,517,477
United Rentals, Inc. bank term loan FRN 6.45s, 2011	1,905,201	1,922,348
United Rentals, Inc. bank term loan FRN Ser. B, 6.114s, 2011	386,843	390,324
		3,830,149

Consumer Staples (0.2%)
Emmis Communications Corp. bank term loan FRN Ser. B, 5.89s, 2010	691,504	694,616

Energy (3.8%)
Complete Production Services bank term loan FRN Ser. B, 6.72s, 2012	2,000,000	2,019,376
Dresser, Inc. bank term loan FRN 7.99s, 2010	500,000	506,875
Dresser-Rand Group, Inc. bank term loan FRN Ser. B, 6.084s, 2011	1,048,523	1,064,579
Foundation PA Coal Corp. bank term loan FRN Ser. B, 5.852s, 2011	776,596	788,461
Key Energy Services, Inc. bank term loan FRN Ser. B, 7.183s, 2012	2,000,000	2,026,666
Targa Resources, Inc. bank term loan FRN 6.34s, 2012	1,612,903	1,620,968
Targa Resources, Inc. bank term loan FRN 4.083s, 2012	387,097	389,032
Universal Compression, Inc. bank term loan FRN Ser. B, 5.59s, 2012	2,241,500	2,261,674
Vulcan Energy Corp. bank term loan FRN 5.849s, 2011	1,808,809	1,824,636
		12,502,267

Entertainment (2.8%)
BLB (Wembley) bank term loan FRN 6.079s, 2011 (United Kingdom)	1,900,000	1,929,688
Cinemark, Inc. bank term loan FRN Ser. C, 6.528s, 2011	1,490,173	1,502,839
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 6.345s, 2011	1,200,000	1,203,563
MGM Studios, Inc. bank term loan FRN Ser. B, 6.27s, 2011	2,300,000	2,313,069
Six Flags, Inc. bank term loan FRN Ser. B, 6.67s, 2009	1,385,485	1,398,845
Universal City Development bank term loan FRN Ser. B, 6.237s, 2011	1,090,127	1,103,299
		9,451,303

Financial (4.2%)
Crescent Real Estate Equities, LP bank term loan FRN 6.339s, 2007 (R)	491,123	491,737
EPCO, Inc. bank term loan FRN Ser. B, 6.462s, 2010	2,300,000	2,330,907
Fidelity National Information Solutions bank term loan FRN Ser. B, 5.864s, 2013	2,560,870	2,567,731
General Growth Properties, Inc. bank term loan FRN Ser. A, 5.87s, 2007 (R)	503,357	504,238
General Growth Properties, Inc. bank term loan FRN Ser. B, 6.09s, 2008 (R)	1,990,845	2,001,795
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 6.313s, 2011	1,076,121	1,084,865
Lion Gables Realty bank term loan FRN 5.84s, 2006	2,374,737	2,383,148
Maguire Properties, Inc. bank term loan FRN Ser. B, 5.84s, 2010 (R)	1,106,667	1,112,661
Swett and Crawford bank term loan FRN 6.565s, 2011	1,500,000	1,511,250
		13,988,332

Food (2.7%)
American Seafood Group, LLC bank term loan FRN Ser. B, 5.84s, 2012	2,116,667	2,143,125
American Seafood Group, LLC bank term loan FRN 5.266s, 2012 (U)	433,333	434,417
Del Monte Foods Co. bank term loan FRN Ser. B, 5.73s, 2012	995,000	1,006,194
Doane Pet Care Co. bank term loan FRN 6.488s, 2012	2,300,000	2,325,875
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.729s, 2012	1,924,088	1,936,513
Pinnacle Foods Holding Corp. bank term loan FRN 7.307s, 2010	1,194,491	1,207,332
		9,053,456

Gaming & Lottery (3.7%)
Borgata Resorts bank term loan FRN Ser. B, 5.91s, 2011	1,787,992	1,801,402
Boyd Gaming Corp. bank term loan FRN Ser. B, 5.61s, 2010	1,585,985	1,601,845
CCM Merger, Inc. bank term loan FRN Ser. B, 6.048s, 2012	2,595,250	2,611,470
Penn National Gaming, Inc. bank term loan FRN Ser. B, 6.29s, 2012	2,000,000	2,023,750
Pinnacle Entertainment, Inc. bank term loan FRN Ser. B, 7.09s, 2010	570,000	572,138

Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 6.14s, 2012	773,063	778,538
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s, 2012 (U)	775,000	780,489
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 5.77s, 2011	1,741,026	1,753,267
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 5.77s, 2011	358,974	361,498
		12,284,397

Health Care (10.6%)
Accellent Corp. bank term loan FRN Ser. B, 6.065s, 2012	2,250,000	2,268,281
Alderwoods Group, Inc. bank term loan FRN 6.087s, 2009	2,190,643	2,213,919
Beverly Enterprises, Inc. bank term loan FRN 6.477s, 2008	992,405	994,266
Community Health Systems, Inc. bank term loan FRN Ser. B, 5.61s, 2011	2,134,477	2,158,046
Concentra Operating Corp. bank term loan FRN Ser. B, 6.05s, 2012	2,000,000	2,023,334
DaVita, Inc. bank term loan FRN Ser. B, 6.409s, 2012	2,469,608	2,502,535
Extendicare Health Services bank term loan FRN 6.016s, 2010	1,750,000	1,758,750
Fisher Scientific International, Inc. bank term loan FRN Ser. B, 5.52s, 2011	987,500	992,438
Healthsouth Corp. bank term loan FRN 6.53s, 2010	1,432,659	1,436,689
Healthsouth Corp. bank term loan FRN 3.864s, 2010	387,560	388,650
IASIS Healthcare Corp. bank term loan FRN Ser. B, 6.304s, 2011	1,287,226	1,303,584
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.78s, 2011	1,170,168	1,179,919
LifePoint, Inc. bank term loan FRN Ser. B, 6.185s, 2012	1,949,162	1,958,604
Magellan Health Services, Inc. bank term loan FRN 3.56s, 2008	360,360	363,964
Magellan Health Services, Inc. bank term loan FRN Ser. B, 5.871s, 2008	490,991	495,901
Mylan Laboratories, Inc. bank term loan FRN Ser. B, 5.4s, 2010	1,995,000	2,019,938
PacifiCare Health System, Inc. bank term loan FRN Ser. B, 5.309s, 2010	1,489,372	1,490,924
Psychiatric Solutions, Inc. bank term loan FRN Ser. B, 6.15s, 2012	1,980,769	2,000,577
Stewart Enterprises, Inc. bank term loan FRN Ser. B, 5.643s, 2011	2,228,459	2,253,529
Vanguard Health Systems bank term loan FRN 6.211s, 2011	1,497,487	1,514,334
Veterinary Centers of America bank term loan FRN Ser. B, 5 5/8s, 2011	1,773,649	1,791,385
VWR International, Inc. bank term loan FRN Ser. B, 6.69s, 2011	1,206,293	1,219,864
Warner Chilcott Corp. bank term loan FRN Ser. B, 6.894s, 2012	533,813	532,955
Warner Chilcott Corp. bank term loan FRN Ser. C, 6.77s, 2012	215,101	214,755
Warner Chilcott Corp. bank term loan FRN Ser. D, 6.77s, 2012	99,371	99,211
Warner Chilcott Corp. bank term loan FRN Ser. DD, 5.901s, 2012 (U)	17,594	17,563
Warner Chilcott Corp. bank term loan FRN Ser. DD, 5.314s, 2012 (U)	93,461	93,298
		35,287,213

Homebuilding (0.7%)
Landsource, Inc. bank term loan FRN Ser. B, 6 5/8s, 2010	1,350,000	1,360,969
Southedge bank term loan FRN Ser. C, 5.563s, 2009	1,000,000	1,005,417
		2,366,386

Household Furniture and Appliances (0.7%)
Sealy Mattress Co. bank term loan FRN Ser. D, 5.897s, 2012	2,349,055	2,371,812

Media (1.6%)
Affinity Group Holdings bank term loan FRN Ser. B1, 6.613s, 2009	201,951	203,466
Affinity Group Holdings bank term loan FRN Ser. B2, 6.581s, 2009	504,879	508,665
Freedom Communications, Inc. bank term loan FRN Ser. B, 5.382s, 2012	1,042,673	1,047,887
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.02s, 2010	1,237,691	1,249,552
Warner Music Group bank term loan FRN Ser. B, 5.999s, 2011	2,376,099	2,399,012
		5,408,582

Publishing (2.4%)
American Media Operations bank term loan FRN Ser. C, 6.813s, 2007	1,391,163	1,398,119
Dex Media East, LLC/Dex Media East Finance Co. bank term loan FRN
Ser. B, 5.919s, 2009	1,274,964	1,279,586
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser.
B, 5.927s, 2010	1,068,432	1,072,439
Journal Register Co. bank term loan FRN Ser. B, 5.686s, 2012	1,500,000	1,503,750
R.H. Donnelley Finance Corp. bank term loan FRN Ser. A-3, 5.813s, 2009	570,822	571,892
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 5.696s, 2011	732,208	734,672
Raycom Media, Inc. bank term loan FRN Ser. B, 6.063s, 2012	1,500,000	1,500,000
		8,060,458

Restaurants (1.6%)
Burger King Corp. bank term loan FRN Ser. B, 5 7/8s, 2012	1,795,500	1,813,175
Domino's, Inc. bank term loan FRN 5.813s, 2010	1,987,121	2,008,648
Jack-in-the-Box, Inc. bank term loan FRN 5.569s, 2008	1,488,655	1,501,060
		5,322,883

Retail (2.8%)
Boise Cascade Corp. bank term loan FRN Ser. D, 5.79s, 2011	1,760,328	1,779,887
Couche-Tard US/Finance bank term loan FRN 5 7/8s, 2010	601,531	607,922
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 6 1/2s, 2011 (Canada)	1,699,651	1,710,009
Movie Gallery, Inc. bank term loan FRN Ser. B, 7.83s, 2011	997,500	950,831
National Bedding Co., LLC bank term loan FRN 6.026s, 2011	1,995,625	2,006,102
Neiman Marcus Group, Inc. bank term loan FRN Ser. B, 6.475s, 2013	2,250,000	2,258,181
		9,312,932

Technology (4.2%)
AMI Semiconductor, Inc. bank term loan FRN 5.581s, 2012	1,592,752	1,598,060
Aspect Software, Inc. bank term loan FRN Ser. B, 6.563s, 2010	1,500,000	1,505,625
Iron Mountain, Inc. bank term loan FRN 5.88s, 2011	496,250	499,559
Iron Mountain, Inc. bank term loan FRN Ser. C, 5 5/8s, 2011	493,750	497,145
ON Semiconductor Corp. bank term loan FRN Ser. G, 7.063s, 2011	2,165,008	2,175,158
SS&C Technologies, Inc. bank term loan FRN Ser. B, 6.565s, 2012	1,658,986	1,670,392
SS&C Technologies, Inc. bank term loan FRN Ser. B, 6.565s, 2012	141,014	141,983
SunGard Data Systems, Inc. bank term loan FRN Ser. B, 6.81s, 2013	1,794,875	1,805,888
UGS Corp. bank term loan FRN Ser. C, 6.08s, 2012	2,283,931	2,306,770
Xerox Corp. bank term loan FRN 5.83s, 2008	1,750,000	1,763,125
		13,963,705

Textiles (0.6%)
William Carter Holdings Co. (The) bank term loan FRN Ser. B, 5.718s, 2012	2,137,500	2,158,875

Tire & Rubber (0.8%)
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 6.063s, 2012	380,458	380,553
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 6.063s, 2012	612,042	612,195
Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.06s, 2010	1,650,000	1,655,844
		2,648,592

Toys (0.6%)
Mega Bloks, Inc. bank term loan FRN Ser. B, 5.884s, 2012 (Canada)	1,895,250	1,916,572

Transportation (1.5%)
Kansas City Southern Railway Co. bank term loan FRN Ser. B, 5.71s, 2008	1,490,616	1,497,759
Midwestern Air Systems bank term loan FRN Ser. B, 6.409s, 2012	1,745,625	1,765,700
Travelcenters of America bank term loan FRN Ser. B, 5.71s, 2011	1,750,000	1,767,500
		5,030,959

Utilities & Power (4.2%)
Allegheny Energy, Inc. bank term loan FRN Ser. C, 5.79s, 2011	2,507,331	2,532,404
Aquila, Inc. bank term loan FRN Ser. B, 9.624s, 2009	1,250,000	1,293,750
El Paso Corp. bank term loan FRN 3.764s, 2009	767,000	769,237
El Paso Corp. bank term loan FRN Ser. B, 6.813s, 2009	1,501,775	1,508,658
Midwest Generation, LLC bank term loan FRN 6.149s, 2011	1,723,516	1,738,597
NRG Energy, Inc. bank term loan FRN 5.795s, 2011	853,803	856,649
NRG Energy, Inc. bank term loan FRN Ser. B, 5.895s, 2011	1,089,514	1,093,145
Regency Gas bank term loan FRN 6.773s, 2010	1,241,875	1,248,084
Texas Genco Holdings, Inc. bank term loan FRN Ser. B, 5.896s, 2011	877,981	878,804
Texas Genco Holdings, Inc. bank term loan FRN Ser. DD, 5.893s, 2011	1,061,764	1,062,760
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6.37s, 2007	987,437	996,077
		13,978,165

Total senior loans (cost $299,731,610)		$299,585,260

CORPORATE BONDS AND NOTES (6.7%)(a)

	Principal amount	Value

Basic Materials (0.6%)
Millennium America, Inc. company guaranty 9 1/4s, 2008	$1,000,000	$1,080,000
United States Steel, LLC sr. notes 10 3/4s, 2008	750,000	827,813
		1,907,813

Communication Services (1.1%)
Airgate PCS, Inc. company guaranty FRN 7.9s, 2011	750,000	778,125
Intelsat Bermuda, Ltd. 144A sr. notes FRN 8.695s, 2012 (Bermuda)	250,000	251,875
Qwest Corp. 144A sr. notes FRN 7.739s, 2013	1,250,000	1,346,875
Rogers Wireless Communications, Inc. sec. FRN 7.614s, 2010 (Canada)	500,000	516,250
Rural Cellular Corp. sec. FRN 8.989s, 2010	750,000	770,625

		3,663,750

Consumer Cyclicals (2.0%)
Bear Creek Corp. 144A sr. notes FRN 8.87s, 2012	500,000	502,500
FelCor Lodging, LP sr. notes FRN 7.78s, 2011	750,000	780,000
Ford Motor Credit Corp. FRN 7.26s, 2007	750,000	734,786
Goodman Global Holding Co., Inc. 144A sr. notes 6.41s, 2012	750,000	742,500
GSC Holdings Corp. 144A company guaranty FRN 7 7/8s, 2011	750,000	753,750
Host Marriott, LP company guaranty Ser. I, 9 1/2s, 2007	500,000	521,250
Levi Strauss & Co. sr. unsub. FRN 8.804s, 2012	500,000	506,250
PRIMEDIA, Inc. sr. notes FRN 9.715s, 2010	1,250,000	1,237,500
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007	750,000	769,688
		6,548,224

Consumer Staples (1.6%)
AMC Entertainment, Inc. company guaranty FRN 8.59s, 2010	800,000	822,000
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. notes FRN 8.614s, 2010	1,000,000	975,000
CSC Holdings, Inc. sr. notes 7 7/8s, 2007	500,000	510,000
Echostar DBS Corp. FRN 7.304s, 2008	1,250,000	1,276,563
Emmis Communications Corp. sr. notes FRN 10.364s, 2012	1,000,000	1,001,250
Universal City Florida Holding Co. sr. notes FRN 9s, 2010	670,000	678,375
		5,263,188

Energy (0.1%)
Forest Oil Corp. sr. notes 8s, 2008	500,000	525,000

Health Care (0.3%)
Service Corp. International notes 6 1/2s, 2008	1,000,000	1,012,500

Technology (0.2%)
SunGard Data Systems, Inc. 144A sr. unsec. FRN 8.525s, 2013	750,000	779,063

Utilities & Power (0.8%)
AES Corp. (The) sr. notes 8 3/4s, 2008	500,000	522,500
Teco Energy, Inc. sr. notes FRN 6 1/4s, 2010	1,000,000	1,022,500
Williams Cos., Inc. (The) 144A FRN 5.89s, 2010	1,000,000	1,003,750
		2,548,750

Total corporate bonds and notes (cost $22,229,094)		$22,248,288

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)(a) (cost $1,500,000)
	Principal amount	Value

Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB Ser. 05-
LXR1, Class J, 5.8s, 2018	$1,500,000	$1,500,000

SHORT-TERM INVESTMENTS (6.1%)(a) (cost $20,341,786)
	Shares	Value

Putnam Prime Money Market Fund (e)	20,341,786	$20,341,786

TOTAL INVESTMENTS

Total investments (cost $343,802,490) (b)		$343,675,334

NOTES

(a) Percentages indicated are based on net assets of $333,149,942.

(b) The aggregate identified cost on a tax basis is $343,805,643, resulting in gross unrealized appreciation and depreciation of $1,160,112 and $1,290,421, respectively, or net unrealized depreciation of $130,309.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $572,545 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $171,041,885 and $165,135,808, respectively.

(U) A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments at November 30, 2005 was $2,848,893 or 0.9% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2005.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam Income Strategies Fund

The fund's portfolio

November 30, 2005 (Unaudited)
CORPORATE BONDS AND NOTES (29.8%)(a)

		Principal amount	Value

Basic Materials (0.4%)
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s,
2008		$5,000	$5,450
Georgia-Pacific Corp. debs. 9 1/2s, 2011		5,000	5,331
Ispat Inland ULC sec. notes 9 3/4s, 2014		5,000	5,638
Pregis Corp. 144A company guaranty 12 3/8s, 2013		5,000	4,875
Stone Container Corp. sr. notes 9 3/4s, 2011		5,000	5,100
Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)		3,000	1,800
			28,194

Capital Goods (0.5%)
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		5,000	5,350
Case New Holland, Inc. company guaranty 9 1/4s, 2011		5,000	5,300
Crown Americas, LLC/Crown Americas Capital Corp. 144A sr. notes 7 5/8s,
2013		5,000	5,125
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		5,000	4,900
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		5,000	4,925
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		5,000	4,531
Terex Corp. company guaranty 7 3/8s, 2014		3,000	2,993
			33,124

Communication Services (0.4%)
American Cellular Corp. sr. notes Ser. B, 10s, 2011		5,000	5,413
Dobson Communications Corp. sr. notes 8 7/8s, 2013		5,000	4,975
PanAmSat Corp. company guaranty 9s, 2014		5,000	5,250
Qwest Corp. notes 8 7/8s, 2012		15,000	16,838
			32,476

Consumer Cyclicals (1.6%)
Affinion Group, Inc. 144A company guaranty 10 1/8s, 2013		5,000	4,738
Corrections Corporation of America sr. notes 7 1/2s, 2011		5,000	5,200
Dana Corp. notes 6 1/2s, 2009		5,000	4,000
Delphi Corp. disc. notes 6 1/2s, 2013		7,471	4,146
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		3,000	2,490
Ford Motor Co. notes 7.45s, 2031		5,000	3,525
Ford Motor Credit Corp. bonds 7 3/8s, 2011		10,000	9,086
Ford Motor Credit Corp. notes 7 7/8s, 2010		10,000	9,372
General Motors Acceptance Corp. bonds 8s, 2031		10,000	9,806
General Motors Acceptance Corp. notes 6 7/8s, 2011		15,000	13,553
General Motors Acceptance Corp. sr. notes Ser. GM, 6.311s, 2007		12,000	10,809
GSC Holdings Corp. 144A company guaranty 8s, 2012		5,000	4,825
Levi Strauss & Co. sr. notes 12 1/4s, 2012		5,000	5,588
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		5,000	5,550
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015		5,000	5,088
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		5,000	5,238
Scientific Games Corp. company guaranty 6 1/4s, 2012		5,000	4,925
Standard Pacific Corp. sr. notes 7s, 2015		5,000	4,575
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015		5,000	4,850
			117,364

Consumer Staples (0.8%)
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		5,000	4,475
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)		10,000	7,375
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		5,000	5,225
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		5,000	5,013
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		5,000	4,650
Insight Midwest LP/Insight Capital, Inc. sr. notes 9 3/4s, 2009		5,000	5,144
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		5,000	4,638
Liberty Media Corp. debs. 8 1/4s, 2030		5,000	4,748
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		5,000	5,413
Rite Aid Corp. sr. notes 9 1/4s, 2013		5,000	4,538
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013		5,000	4,888
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013		3,000	2,888
			58,995

Derivatives (3.1%)
Lehman Brothers 144A HY TRAINS (Targeted Return Index Securities)
sec. FRN Ser. 2005-1, 7.651s, 2015		222,561	226,734

Energy (0.5%)
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015		5,000	5,100
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		10,000	10,550
Compton Petroleum Corp. 144A sr. notes 7 5/8s, 2013 (Canada)		5,000	5,075
Kerr-McGee Corp. sec. notes 6.95s, 2024		5,000	5,206
Pogo Producing Co. 144A sr. sub. notes 6 7/8s, 2017		5,000	4,875
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		5,000	5,375
			36,181

Financial (2.8%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009 (Germany)	EUR	23,000	28,956

Depfa ACS Bank sr. sec. public loan notes 3 1/4s, 2008 (Ireland)	EUR	150,000	177,881
			206,837

Government (1.5%)
European Investment Bank supranational bank bonds 3 1/2s, 2014 (Supra-
Nation)	CHF	40,000	33,496
Norddeutsche Landesbank Girozentrale bonds Ser. 7, 5 3/4s, 2010
(Germany)	EUR	24,000	31,559
Oester Postspark Bawag foreign government guaranty Ser. EMTN, 3 1/4s,
2011 (Austria)	CHF	60,000	48,422
			113,477

Health Care (0.3%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		$5,000	4,931
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	5,125
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013		5,000	4,788
Tenet Healthcare Corp. notes 7 3/8s, 2013		10,000	9,100
			23,944

Other (16.7%)

Core Investment Grade Bond Turst I pass-through certificates 4.659s, 2007		213,530	210,995
Dow Jones CDX HY pass-through certificates Ser. 4-T3, 8s, 2010		320,000	322,400
Dow Jones CDX HY pass-through certificates Ser. 4-T3, 6 3/4s, 2010		156,279	154,130
Dow Jones CDX HY 4-T1 pass-through certificates Ser. 4-T1, 8 1/4s, 2010		367,500	367,730
iBond Securities, PLC sec. FRN Ser. 4C, 2.831s, 2009 (Ireland)	EUR	150,000	176,820
			1,232,075

Technology (0.4%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		$5,000	5,038
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		3,000	2,580
Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014		5,000	4,864
Electronic Data Systems Corp. sec. sr. notes Ser. B, 6 1/2s, 2013		5,000	5,076
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015		4,000	4,040
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013		6,000	6,210
Unisys Corp. sr. notes 8s, 2012		5,000	4,525
			32,333

Transportation (0.1%)
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008		5,000	5,413

Utilities & Power (0.7%)
CMS Energy Corp. sr. notes 7 1/2s, 2009		10,000	10,225
DPL, Inc. sr. notes 6 7/8s, 2011		4,000	4,240
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		5,000	5,600
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016		5,000	5,013
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		10,000	11,025
NRG Energy, Inc. company guaranty 8s, 2013		2,000	2,195
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011		5,000	5,313
Williams Cos., Inc. (The) notes 7 5/8s, 2019		10,000	10,450
			54,061

Total corporate bonds and notes (cost $2,245,782)			$2,201,208

COMMON STOCKS (26.4%)(a)

		Shares	Value

Basic Materials (0.6%)
Dow Chemical Co. (The)		181	$8,190
Eastman Chemical Co.		153	8,465
Freeport-McMoRan Copper & Gold, Inc. Class B		54	2,814
Monsanto Co.		33	2,418
NS Group, Inc. (NON)		74	3,038
PPG Industries, Inc.		157	9,535
Southern Copper Corp.		183	11,641
			46,101

Capital Goods (1.1%)
Applied Industrial Technologies, Inc.		171	5,463
Autoliv, Inc. (Sweden)		163	7,133
Boeing Co. (The)		179	12,206
Cummins, Inc.		76	6,764
Emerson Electric Co.		164	12,400
Kimball International, Inc. Class B		269	2,865
Lockheed Martin Corp.		45	2,727
Northrop Grumman Corp.		38	2,180
Rockwell Automation, Inc.		185	10,440
Rockwell Collins, Inc.		43	1,965
Standard Register Co. (The)		691	10,241
United Technologies Corp.		40	2,154
USEC, Inc.		606	6,666
			83,204

Communication Services (0.5%)
AT&T, Inc.		205	5,107
BellSouth Corp.		78	2,126
Citizens Communications Co.		266	3,471
Comcast Corp. Class A (NON)		70	1,848
Commonwealth Telephone Enterprises, Inc.		232	8,041

Sprint Nextel Corp.	157	3,931
Verizon Communications, Inc.	361	11,545
		36,069

Conglomerates (0.4%)
3M Co.	157	12,321
Danaher Corp.	38	2,109
General Electric Co.	410	14,645
Harsco Corp.	46	3,057
		32,132

Consumer Cyclicals (1.9%)
American Eagle Outfitters, Inc.	400	9,104
Ameristar Casinos, Inc.	390	9,200
Cato Corp. (The) Class A	210	4,536
Cendant Corp.	100	1,777
Cherokee, Inc.	232	8,016
Childrens Place Retail Stores, Inc. (The) (NON)	222	11,011
CNS, Inc.	78	1,794
Coach, Inc. (NON)	66	2,272
Dex Media, Inc.	108	2,940
Discovery Holding Co. Class A (NON)	66	1,030
Dreamworks Animation SKG, Inc. Class A (NON)	80	2,030
Federated Department Stores, Inc.	68	4,381
Gap, Inc. (The)	119	2,068
Google, Inc. Class A (NON)	7	2,835
H&R Block, Inc.	112	2,737
Host Marriott Corp. (R)	367	6,569
McGraw-Hill Companies, Inc. (The)	118	6,260
Nordstrom, Inc.	319	11,765
R. H. Donnelley Corp. (NON)	42	2,645
Reader's Digest Association, Inc. (The) Class A	152	2,361
Sabre Holdings Corp.	106	2,424
Stanley Works (The)	51	2,448
Startek, Inc.	234	3,887
Time Warner, Inc.	448	8,055
Toll Brothers, Inc. (NON)	54	1,858
USG Corp. (NON)	133	8,140
Viacom, Inc. Class B	233	7,782
Wal-Mart Stores, Inc.	66	3,205
Walt Disney Co. (The)	90	2,244
Wiley (John) & Sons	61	2,521
		137,895

Consumer Staples (1.3%)
AFC Enterprises	327	4,009
Albertson's, Inc.	254	5,969
Altria Group, Inc.	133	9,681
Clorox Co.	100	5,428
Coca-Cola Co. (The)	60	2,561
Coca-Cola Enterprises, Inc.	106	2,037
Ihop Corp.	51	2,438
Ingles Markets, Inc. Class A	344	5,793
Kimberly-Clark Corp.	127	7,490
Labor Ready, Inc. (NON)	131	2,892
Liberty Media Corp. Class A (NON)	255	1,958
Loews Corp. - Carolina Group	175	7,044
Longs Drug Stores, Inc.	197	8,398
Reynolds American, Inc.	106	9,436
Sara Lee Corp.	110	1,987
Seaboard Corp.	1	1,720
Vector Group, Ltd.	493	9,288
Weight Watchers International, Inc. (NON)	40	1,912
Whole Foods Market, Inc.	16	2,356
		92,397

Energy (1.1%)
Amerada Hess Corp.	15	1,838
Anadarko Petroleum Corp.	26	2,356
Burlington Resources, Inc.	39	2,818
Chevron Corp.	230	13,181
ConocoPhillips	253	15,309
Devon Energy Corp.	38	2,288
Exxon Mobil Corp. (SEG)	300	17,409
Kerr-McGee Corp.	21	1,815
Marathon Oil Corp.	75	4,447
Murphy Oil Corp.	47	2,325
Newfield Exploration Co. (NON)	41	1,897
Occidental Petroleum Corp.	41	3,251
Sunoco, Inc.	159	12,275
Valero Energy Corp.	23	2,213
		83,422

Financial (9.6%)
Accredited Home Lenders Holding Co. (NON)	85	3,682
AMB Property Corp. (R)	164	7,669
American Financial Group, Inc.	70	2,601
American Home Mortgage Investment Corp. (R)	120	3,563
Apartment Investment & Management Co. Class A (R)	81	3,137
Archstone-Smith Operating Trust (R)	165	6,899
Avalonbay Communities, Inc. (R)	84	7,682
Bank of America Corp.	340	15,603
BioMed Realty Trust, Inc. (R)	157	4,030
Boston Properties, Inc. (R)	147	11,056
BRE Properties (R)	61	2,840
Calamos Asset Management, Inc. Class A	179	4,851

Camden Property Trust (R)	112	6,608
CarrAmerica Realty Corp. (R)	167	5,895
CBL & Associates Properties (R)	172	6,923
CharterMac	336	7,335
Chubb Corp. (The)	23	2,227
Citigroup, Inc.	296	14,371
Commerce Group, Inc.	54	3,135
Commercial Net Lease Realty (R)	185	3,748
Corus Bankshares, Inc.	74	4,350
Countrywide Financial Corp.	238	8,285
Cousins Properties, Inc. (R)	178	4,956
Crescent Real Estate Equities Co. (R)	277	5,753
Developers Diversified Realty Corp. (R)	79	3,579
Duke Realty Investments, Inc. (R)	134	4,556
Entertainment Properties Trust (R)	101	4,321
Equity Inns, Inc. (R)	294	4,034
Equity Office Properties Trust (R)	559	17,430
Equity Residential Properties Trust (R)	332	13,532
Essex Property Trust, Inc. (R)	69	6,326
Federal Realty Investment Trust (R)	54	3,400
Fidelity National Financial, Inc.	56	2,118
Fifth Third Bancorp	56	2,255
First American Corp.	62	2,916
First Bancorp Puerto Rico	120	1,452
First Regional Bancorp (NON)	39	2,775
Fremont General Corp.	145	3,394
General Growth Properties, Inc. (R)	250	11,404
Getty Realty Corp. (R)	116	3,117
Harris & Harris Group, Inc. (NON)	70	932
Health Care Property Investors, Inc. (R)	134	3,520
Highwoods Properties, Inc. (R)	120	3,460
Home Properties of NY, Inc. (R)	101	4,205
Hospitality Properties Trust (R)	64	2,635
HRPT Properties Trust (R)	865	9,463
IndyMac Bancorp, Inc.	237	9,072
Interactive Data Corp.	197	4,362
Kimco Realty Corp. (R)	272	8,554
Lehman Brothers Holdings, Inc.	99	12,474
Liberty Property Trust (R)	176	7,473
Lincoln National Corp.	105	5,458
Macerich Co. (The) (R)	70	4,758
Mack-Cali Realty Corp. (R)	134	5,918
MCG Capital Corp.	146	2,072
MetLife, Inc.	44	2,263
Morgan Stanley	217	12,158
Nationwide Financial Services, Inc. Class A	145	6,112
Nationwide Health Properties, Inc. (R)	236	5,369
New Century Financial Corp. (R)	67	2,423
New Plan Excel Realty Trust (R)	238	5,683
Novastar Financial, Inc. (R)	125	3,499
Omega Healthcare Investors, Inc. (R)	288	3,462
Pan Pacific Retail Properties, Inc. (R)	71	4,778
ProLogis Trust (R)	271	12,293
Prudential Financial, Inc.	30	2,322
Public Storage, Inc. (R)	93	6,566
R&G Financial Corp. Class B (Puerto Rico)	269	3,424
RAIT Investment Trust (R)	196	5,151
Reckson Associates Realty Corp. (R)	181	6,648
Regency Centers Corp. (R)	54	3,135
S&P 500 Index Depositary Receipts (SPDR Trust Series 1)	794	99,576
Saxon Capital, Inc. (R)	399	4,788
Senior Housing Properties Trust (R)	195	3,668
Simon Property Group, Inc. (R)	242	18,709
SL Green Realty Corp.(R)	52	3,840
Sovran Self Storage, Inc.(R)	82	4,067
Spirit Finance Corp.	295	3,393
St. Joe Co. (The)	33	2,191
St. Paul Travelers Cos., Inc. (The)	46	2,140
streetTRACKS Dow Jones Stoxx 50 Fund	1,497	57,859
Sunstone Hotel Investors, Inc. (R)	176	4,453
Tanger Factory Outlet Centers (R)	126	3,464
Trizec Properties, Inc. (R)	200	4,496
U.S. Bancorp	400	12,112
UICI	242	8,620
Universal Health Realty Income Trust (R)	102	3,380
Value Line, Inc.	61	2,458
Vanguard Small Cap Exchange Traded Fund (VIPERS)	315	19,007
Ventas, Inc. (R)	165	5,202
Vornado Realty Trust (R)	152	12,973
Wachovia Corp.	49	2,617
Washington Mutual, Inc.	80	3,295
Weingarten Realty Investors (R)	144	5,439
Wells Fargo & Co.	35	2,200
Westcorp	72	4,841
Zenith National Insurance Corp.	275	13,035
		711,273

Health Care (2.1%)
Abbott Laboratories	328	12,369
Aetna, Inc.	46	4,255
Allergan, Inc.	34	3,400
Amgen, Inc. (NON)	55	4,451
Applera Corp.- Celera Genomics Group (NON)	205	2,546
Bausch & Lomb, Inc.	34	2,763
Baxter International, Inc.	52	2,022
Becton, Dickinson and Co.	162	9,433
Boston Scientific Corp. (NON)	100	2,648
Bristol-Myers Squibb Co.	548	11,831
Computer Programs & Systems, Inc.	173	6,965
Eli Lilly Co.	38	1,919

eResearch Technology, Inc. (NON)		183	2,368
Forest Laboratories, Inc. (NON)		53	2,071
Genentech, Inc. (NON)		38	3,634
Genesis HealthCare Corp. (NON)		59	2,481
Gilead Sciences, Inc. (NON)		45	2,281
Humana, Inc. (NON)		42	1,925
Johnson & Johnson (SEG)		283	17,475
LCA-Vision, Inc.		56	2,673
McKesson Corp.		43	2,163
Merck & Co., Inc.		489	14,377
PerkinElmer, Inc.		352	8,029
Pfizer, Inc.		266	5,639
Schering-Plough Corp.		146	2,821
UnitedHealth Group, Inc.		244	14,606
WellPoint, Inc. (NON)		33	2,535
West Pharmaceutical Services, Inc.		83	2,073
Wyeth		88	3,657
			155,410

Other (4.5%)
iShares MSCI EAFE Index Fund		4,091	235,437
iShares MSCI Pacific ex-Japan Index Fund		323	32,074
iShares S&P Latin America 40 Index Fund		342	42,066
Nomura TOPIX Exchange Traded Fund (Japan)		1,800	23,214
			332,791

Technology (2.4%)
Adobe Systems, Inc. (NON)		163	5,315
Agere Systems, Inc. (NON)		290	3,822
Apple Computer, Inc. (NON)		41	2,781
Autodesk, Inc.		196	8,177
Brocade Communications Systems, Inc. (NON)		886	3,872
Cisco Systems, Inc. (NON)		761	13,348
Dell, Inc. (NON)		108	3,257
Digital River, Inc. (NON)		68	1,763
EMC Corp. (NON)		161	2,243
Emulex Corp. (NON)		188	3,747
FEI Co. (NON)		35	699
Freescale Semiconductor, Inc. Class B (NON)		231	5,960
Hewlett-Packard Co.		100	2,967
IBM Corp.		28	2,489
Infospace, Inc. (NON)		118	3,110
Intel Corp.		833	22,224
Intergraph Corp. (NON)		65	3,121
j2 Global Communications, Inc. (NON)		117	5,584
Linear Technology Corp.		53	1,977
McAfee, Inc. (NON)		73	2,030
Microsoft Corp. (SEG)		622	17,236
MicroStrategy, Inc. (NON)		38	2,807
Motorola, Inc.		543	13,081
MTS Systems Corp.		290	10,228
Oracle Corp. (NON)		233	2,929
Qualcomm, Inc.		242	11,004
SpectraLink Corp.		377	4,867
Texas Instruments, Inc.		418	13,577
Trizetto Group (NON)		227	3,689
United Online, Inc.		151	2,131
Veeco Instruments, Inc. (NON)		53	939
			180,974

Transportation (0.3%)
Burlington Northern Santa Fe Corp.		35	2,316
FedEx Corp.		39	3,807
Norfolk Southern Corp.		188	8,317
Overseas Shipholding Group		39	1,987
United Parcel Service, Inc. Class B		29	2,259
			18,686

Utilities & Power (0.6%)
Duke Energy Corp.		85	2,283
Edison International		43	1,940
Energen Corp.		53	1,945
Entergy Corp.		28	1,960
Equitable Resources, Inc.		195	7,291
Exelon Corp.		38	1,978
FirstEnergy Corp.		39	1,831
National Fuel Gas Co.		86	2,774
ONEOK, Inc.		83	2,277
PG&E Corp.		145	5,333
TXU Corp.		98	10,058
WGL Holdings, Inc.		67	2,038
			41,708

Total common stocks (cost $1,768,065)			$1,952,062

FOREIGN GOVERNMENT BONDS AND NOTES (11.8%)(a)

		Principal amount	Value

Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	$52,000	$63,271
Canada Housing Trust govt. guaranty 5.1s, 2007	CAD	100,000	87,347
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	26,173
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	93,944
France (Government of) bonds 4s, 2013	EUR	32,974	40,677
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	21,509	28,339
Germany (Federal Republic of) bonds 5s, 2012	EUR	30,000	38,847

Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	40,000	48,802
Ireland (Republic of) bonds 5s, 2013	EUR	30,000	39,289
Japan (Government of) bonds Ser. 20, 2 1/2s, 2035	JPY	3,000,000	25,689
Japan (Government of) bonds Ser. 5, 0.8s, 2015	JPY	2,600,000	21,539
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	91,056
Norwegian (Government of) bonds 5 1/2s, 2009	NOK	300,000	47,458
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	36,196
Spain (Kingdom of) bonds 5s, 2012	EUR	20,000	26,016
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	19,335
United Kingdom treasury bonds 4 1/4s, 2036	GBP	10,000	17,707
United Kingdom treasury bonds 7 1/2s, 2006	GBP	69,000	123,140

Total foreign government bonds and notes (cost $892,345)			$874,825

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS
(2.9%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (2.9%)
Federal National Mortgage Association Pass-Through Certificates
6 1/2s, August 1, 2034		$42,962	$44,038
5 1/2s, October 1, 2035		171,829	169,265
			213,303

Total U.S. government and agency mortgage obligations (cost			$213,303
$218,013)

U.S. TREASURY OBLIGATIONS (6.5%)(a)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$89,000	$107,815
U.S. Treasury Notes
6 1/2s, February 15, 2010		280,000	301,941
4 1/4s, August 15, 2013		49,000	48,196
3 1/2s, November 15, 2009		22,000	21,270

Total U.S. treasury obligations (cost $480,954)			$479,222

COLLATERALIZED MORTGAGE OBLIGATIONS (4.4%)(a)

		Principal amount	Value

Bank of America Large Loan 144A FRB Ser. 05-MIB1, Class K, 6.22s, 2009		$7,000	$6,795
Chase Commercial Mortgage Securities Corp. 144A Ser. 98-1, Class H,
6.34s, 2030		6,000	5,118
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035		7,000	7,394
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042		559	597
Ser. 02-T4, Class A4, 9 1/2s, 2041		2,451	2,613
Ser. 02-T6, Class A3, 9 1/2s, 2041		984	1,046
Ser. 00-42, Class B2, 8s, 2030		153	165
Ser. 00-17, Class PA, 8s, 2030		694	747
Ser. 00-18, Class PA, 8s, 2030		665	715
Ser. 00-19, Class PA, 8s, 2030		687	739
Ser. 00-20, Class PA, 8s, 2030		390	420
Ser. 00-21, Class PA, 8s, 2030		1,121	1,207
Ser. 00-22, Class PA, 8s, 2030		844	908
Ser. 97-37, Class PB, 8s, 2027		1,935	2,089
Ser. 97-13, Class TA, 8s, 2027		296	320
Ser. 97-21, Class PA, 8s, 2027		1,128	1,217
Ser. 97-22, Class PA, 8s, 2027		2,189	2,363
Ser. 97-16, Class PE, 8s, 2027		726	783
Ser. 97-25, Class PB, 8s, 2027		762	823
Ser. 95-12, Class PD, 8s, 2025		496	534
Ser. 95-5, Class A, 8s, 2025		546	590
Ser. 95-5, Class TA, 8s, 2025		138	150
Ser. 95-6, Class A, 8s, 2025		344	372
Ser. 95-7, Class A, 8s, 2025		463	500
Ser. 94-106, Class PA, 8s, 2024		701	758
Ser. 94-95, Class A, 8s, 2024		1,103	1,193
Ser. 05-W3, Class 1A, 7 1/2s, 2045		7,240	7,646
Ser. 05-W1, Class 1A4, 7 1/2s, 2044		4,748	5,002
Ser. 04-W12, Class 1A4, 7 1/2s, 2044		3,653	3,849
Ser. 04-W14, Class 2A, 7 1/2s, 2044		804	847
Ser. 04-W8, Class 3A, 7 1/2s, 2044		1,860	1,961
Ser. 04-W11, Class 1A4, 7 1/2s, 2044		9,053	9,540
Ser. 04-W2, Class 5A, 7 1/2s, 2044		6,614	6,972
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,774	1,869
Ser. 03-W1, Class 2A, 7 1/2s, 2042		34,560	36,217
Ser. 03-W4, Class 4A, 7 1/2s, 2042		379	397
Ser. 02-T18, Class A4, 7 1/2s, 2042		4,545	4,778
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		986	1,036
Ser. 02-T16, Class A3, 7 1/2s, 2042		11,756	12,356
Ser. 02-T19, Class A3, 7 1/2s, 2042		5,681	5,972
Ser. 02-W6, Class 2A, 7 1/2s, 2042		3,819	4,008
Ser. 02-W4, Class A5, 7 1/2s, 2042		3,649	3,831
Ser. 02-W1, Class 2A, 7 1/2s, 2042		5,740	6,000
Ser. 02-T6, Class A2, 7 1/2s, 2041		2,260	2,365
Ser. 01-T12, Class A2, 7 1/2s, 2041		1,370	1,435
Ser. 01-T8, Class A1, 7 1/2s, 2041		2,231	2,334
Ser. 01-T7, Class A1, 7 1/2s, 2041		10,481	10,955
Ser. 01-T3, Class A1, 7 1/2s, 2040		219	229
Ser. 01-T1, Class A1, 7 1/2s, 2040		229	240
Ser. 99-T2, Class A1, 7 1/2s, 2039		336	354
Ser. 03-W10, Class 1A1, 7 1/2s, 2032		4,522	4,745
Ser. 02-W7, Class A5, 7 1/2s, 2029		892	938
Ser. 01-T4, Class A1, 7 1/2s, 2028		464	489
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,645	1,726

Ser. 02-26, Class A1, 7s, 2048	2,349	2,436
Ser. 04-T3, Class 1A3, 7s, 2044	4,860	5,057
Ser. 03-W3, Class 1A2, 7s, 2042	2,315	2,404
Ser. 02-T16, Class A2, 7s, 2042	2,543	2,640
Ser. 02-14, Class A1, 7s, 2042	4,184	4,335
Ser. 01-T10, Class A1, 7s, 2041	2,339	2,422
Ser. 04-W1, Class 2A2, 7s, 2033	10,626	11,054
IFB Ser. 05-74, Class SE, Interest Only (IO), 1.906s, 2035	183,925	6,688
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	549	586
Ser. T-60, Class 1A3, 7 1/2s, 2044	8,296	8,736
Ser. T-59, Class 1A3, 7 1/2s, 2043	4,752	5,014
Ser. T-57, Class 1A3, 7 1/2s, 2043	6,155	6,483
Ser. T-51, Class 2A, 7 1/2s, 2042	24,622	25,784
Ser. T-42, Class A5, 7 1/2s, 2042	1,089	1,143
Ser. T-41, Class 3A, 7 1/2s, 2032	6,199	6,493
Ser. T-60, Class 1A2, 7s, 2044	11,844	12,314
Ser. T-41, Class 2A, 7s, 2032	760	786
Freddie Mac
Ser. 2229, Class PD, 7 1/2s, 2030	799	848
Ser. 2224, Class PD, 7 1/2s, 2030	762	809
Ser. 2217, Class PD, 7 1/2s, 2030	690	732
Ser. 2187, Class PH, 7 1/2s, 2029	1,783	1,893
Ser. 1989, Class C, 7 1/2s, 2027	252	267
Ser. 1990, Class D, 7 1/2s, 2027	809	859
Ser. 1969, Class PF, 7 1/2s, 2027	500	531
Ser. 1975, Class E, 7 1/2s, 2027	206	218
Ser. 1943, Class M, 7 1/2s, 2027	427	453
Ser. 1932, Class E, 7 1/2s, 2027	502	533
Ser. 1938, Class E, 7 1/2s, 2027	227	241
Ser. 1941, Class E, 7 1/2s, 2027	167	177
Ser. 1924, Class H, 7 1/2s, 2027	695	738
Ser. 1928, Class D, 7 1/2s, 2027	232	246
Ser. 1915, Class C, 7 1/2s, 2026	531	564
Ser. 1923, Class D, 7 1/2s, 2026	674	715
Ser. 1904, Class D, 7 1/2s, 2026	728	772
Ser. 1905, Class H, 7 1/2s, 2026	584	620
Ser. 1890, Class H, 7 1/2s, 2026	624	663
Ser. 1895, Class C, 7 1/2s, 2026	324	344
Ser. 2256, Class UA, 7s, 2030	218	229
Ser. 2208, Class PG, 7s, 2030	2,170	2,276
Ser. 2211, Class PG, 7s, 2030	1,094	1,148
Ser. 2198, Class PH, 7s, 2029	1,618	1,696
Ser. 2054, Class H, 7s, 2028	4,276	4,484
Ser. 2031, Class PG, 7s, 2028	449	471
Ser. 2020, Class E, 7s, 2028	2,122	2,225
Ser. 1998, Class PL, 7s, 2027	1,123	1,178
Ser. 1999, Class PG, 7s, 2027	1,883	1,974
Ser. 2004, Class BA, 7s, 2027	963	1,010
Ser. 2005, Class C, 7s, 2027	742	778
Ser. 2005, Class CE, 7s, 2027	890	934
Ser. 2006, Class H, 7s, 2027	2,421	2,538
Ser. 2006, Class T, 7s, 2027	1,578	1,654
Ser. 1987, Class AP, 7s, 2027	496	521
Ser. 1987, Class PT, 7s, 2027	1,061	1,112
Ser. 1978, Class PG, 7s, 2027	1,634	1,712
Ser. 1973, Class PJ, 7s, 2027	1,750	1,835
Ser. 1725, Class D, 7s, 2024	329	346
Ser. 2008, Class G, 7s, 2023	118	123
Ser. 1750, Class C, 7s, 2023	639	670
Ser. 1530, Class I, 7s, 2023	1,029	1,079
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s,
2035	2,000	1,794

Total collateralized mortgage obligations (cost $331,026)		$326,632

ASSET-BACKED SECURITIES (1.5%)(a)

	Principal amount	Value

American Home Mortgage Investment Trust FRN Ser. 04-3, Class 3A, 3.71s,
2034	$11,145	$11,022
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	1,000	987
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.957s, 2034	1,172	1,170
Ser. 04-12, Class 2A2, 5.047s, 2035	4,040	4,033
Bombardier Capital Mortgage Securitization Corp. Ser. 01-A, Class A,
6.805s, 2030	5,021	5,128
Countrywide Alternative Loan Trust Ser. 05-24, Class IIAX, IO, 1.168s, 2035	60,891	2,204
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 0.893s, 2035	34,797	783
Ser. 05-9, Class 1X, IO, 0.993s, 2035	63,973	1,539
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.43s, 2008	452	450
Green Tree Financial Corp.
Ser. 99-1, Class A5, 6.11s, 2023	3,000	3,027
Ser. 99-3, Class A7, 6.74s, 2031	11,000	10,480
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.447s,
2045	48,850	1,320
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	861	843
Ser. 05-A, Class C, 4.84s, 2014	1,000	990
Residential Accredit Loans, Inc. Ser. 04-QA5, Class A2, 4.989s, 2034	1,989	1,985
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-16, Class 1A2, 5.004s, 2034	2,658	2,670
Ser. 05-1, Class 1A1, 5.143s, 2035	32,339	32,521
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5,
4.321s, 2035	26,000	25,140
WFS Financial Owner Trust Ser. 05-1, Class D, 4 1/4s, 2012	2,476	2,437

Total asset-backed securities (cost $112,621)		$108,729
SHORT-TERM INVESTMENTS (12.5%)(a) (cost $919,497)
	Shares	Value

Putnam Prime Money Market Fund (e)	919,497	$919,497

TOTAL INVESTMENTS

Total investments (cost $6,968,303)(b)		$7,075,478

Putnam Income Strategies Fund

FUTURES CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	1	$287,274	Dec-05	$(460)
Japanese Government Bond 10 yr Mini (Long)	2	231,160	Dec-05	(2,358)
Russell 2000 Index Mini (Short)	3	203,430	Dec-05	(3,394)
S&P 500 Index Mini (Long)	3	187,650	Dec-05	3,625
Euro- Schatz 2 yr (Short)	1	124,434	Dec-05	1,241
U.S. Treasury Bond (Short)	1	112,031	Mar-06	1,071
U.S. Treasury Note 5 yr (Short)	1	105,938	Mar-06	521

Total				$246

Putnam Income Strategies Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 12, 2005 to receive annually the notional amount multiplied by 3.4% and pay semi-
annually the notional amount multiplied by the six month
NOKDOM-NIBR.	NOK	355,000	7/14/10	($1,167)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 21, 2005 to pay semi-annually the notional amount
multiplied by the six month JPY-LIBOR-BBA and receive semi-
annually the notional amount multiplied by 0.2725%.	JPY	100,000,000	9/26/07	173

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount
multiplied by 2.47% and pay semi-annually the notional amount
multiplied by the six month EURIBOR.	EUR	180,000	9/28/07	(1,384)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 21, 2005 to receive semi-annually the notional
amount multiplied by the six month JPY-LIBOR-BBA and pay
semi-annually the notional amount multiplied by 1.05625%.	JPY	20,000,000	9/26/12	878

Agreement with Credit Suisse First Boston dated November 14,
2005 to receive annually the notional amount multiplied by
1.75% and pay annually the notional amount multiplied by the
six month CHF-LIBOR.	CHF	221,000	11/14/07	46

Agreement with Credit Suisse First Boston dated November 18,
2005 to receive annually the notional amount multiplied by
1.72% and pay annually the notional amount multiplied by the
six month CHF-LIBOR.	CHF	221,000	11/18/07	(74)

Agreement with Lehman Brothers Special Financing, Inc. dated
October 19, 2005 to pay semi-annually the notional amount
multiplied by 1.61% and receive semi-annually the notional
amount multiplied by the six month JPY-LIBOR-BBA.	JPY	14,000,000	10/21/15	(971)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to pay annually the notional amount
multiplied by 3.2385% and receive semi-annually the notional
amount multiplied by the six month EURIBOR.	EUR	90,000	9/30/15	2,403

Agreement with Credit Suisse First Boston dated November 18,
2005 to pay annually the notional amount multiplied by 2.33%
and receive annually the notional amount multiplied by the six
month CHF-LIBOR.	CHF	108,000	11/18/07	(215)

Agreement with Credit Suisse First Boston dated November 14,
2005 to pay annually the notional amount multiplied by 2.40%
and receive annually the notional amount multiplied by the six
month CHF-LIBOR.	CHF	108,000	11/14/07	(602)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount
multiplied by 3.734% and pay semi-annually the notional
amount multiplied by the six month EURIBOR.	EUR	30,000	9/30/35	(1,226)

Agreement with Credit Suisse First Boston dated November 14,
2005 to receive annually the notional amount multiplied by
2.785% and pay annually the notional amount multiplied by the
six month CHF-LIBOR.	CHF	27,000	11/14/07	342

Agreement with Credit Suisse First Boston dated November 18,
2005 to receive annually the notional amount multiplied by
2.71% and pay annually the notional amount multiplied by the
six month CHF-LIBOR.	CHF	27,000	11/18/07	147

Agreement with Citibank N.A. dated July 12, 2005 to pay
annually the notional amount multiplied by 2.7515% and
receive semi-annually the notional amount multiplied by the six
month EURIBOR-T248.	EUR	44,000	7/14/10	830

Agreement with Citibank, N.A. dated July 20, 2005 to pay
annually the notional amount multiplied by 2.825% and receive semi-annually the notional amount multiplied by the six month
EURIBOR-T248.	EUR	18,000	7/22/10	272

Agreement with Citibank, N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-
annually the notional amount multiplied by the six month
NOKDOM-NIBR.	NOK	140,000	7/22/10	(361)

Total				$(909)

Putnam Income Strategies Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	$18,000	3/1/06	($14)

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	79,000	4/1/06	8

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7,
2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed
Securities Index plus 27.2 basis points.	75,000	12/1/05	(30)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	65,000	1/1/06	(40)

Agreement with Deutsche Bank AG dated August 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	65,000	1/1/06	249

Agreement with Goldman Sachs Capital Markets, L.P. dated August 3,
2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 20 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	75,000	12/1/05	275

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	195,000	3/1/06	(123)

Total			$325

Putnam Income Strategies Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)
			Unrealized
		Notional	appreciation/
		amount	(depreciation)

Agreement with Lehman Brothers Special Financing, Inc. effective August 24, 2005, maturing on
June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx
Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ iTraxx
Index.	EUR	9,000	$(27)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL Series 4
Index.		$6,000	32

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive quarterly 30 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche.		12,000	0

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.		6,000	(11)

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005, maturing on
December 20, 2012, to receive quarterly 305 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche.		4,000	74

Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG
HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG HVOL Series 5 Index.		4,000	(16)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.		9,000	7

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.		9,000	22

Agreement with Goldman Sachs Capital Markets, L.P. on October 21, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX IG Series 4 Index.		7,000	16

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX IG HVOL Series 4 Index.		11,000	20

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005, maturing on June
20, 2012, to receive quarterly 46.375 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, 6-9% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ iTraxx Index, 6-9% tranche.	EUR	9,000	85

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, S3 tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ iTraxx Index, S3 tranche.	EUR	9,000	55

Agreement with Lehman Brothers Special Financing, Inc. effective July 27, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the par value and
the then-market value of the reference entity within the DJ iTraxx Index.	EUR	6,750	(20)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.		$5,000	10

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
Index.		5,000	(1)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15% tranche.		5,000	(36)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.		5,000	(46)

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.		9,000	18

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.		9,000	(44)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index
25-35% tranche.		6,000	43

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.		4,000	3

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.		4,000	24

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
HY Series 5 Index.		2,970	(110)

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.		3,000	(74)

Total			$24

(a) Percentages indicated are based on net assets of $7,384,586.

(b) The aggregate identified cost on a tax basis is $6,967,981, resulting in gross unrealized appreciation and depreciation of $255,998 and $148,501, respectively, or net unrealized appreciation of $107,497.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2005.

At November 30, 2005, liquid assets ing $531,379 have been designated as collateral for open swap contracts, and future contracts.

(R) Real Estate Investment Trust.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2005.

Inverse Floating Rate Bonds (IFB) are seurities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at November 30, 2005.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,850 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $2,492,249 and $1,697,405, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2005: (as a percentage of Portfolio Value)

Austria	1.8%
Canada	1.7%
France	2.6%
Germany	1.8%
Ireland	6.4%
Japan	1.1%
Netherlands	1.5%
United Kingdom	2.4%
United States	77.9%
Spain	1.0%
Other	1.8%
100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont]

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. [cont]

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: January 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: January 27, 2006